Gold loan payable and gold in trust (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of gold loan payable

	December 31, 2024	December 31, 2023
Gold loan payable – opening balance	5,659,118	4,885,928
Interest and standby fees expense	295,551	290,164
Fair value adjustments	1,199,904	538,975
Loss on derecognition	372,941	-
Foreign exchange difference	600,749	(55,949)
Gold loan payable – closing balance	8,128,263	5,659,118

Schedule of gold in trust

	December 31, 2024		December 31, 2023
	Ounces	$	Ounces	$
Gold in trust, opening balance	397	1,082,801	397	974,397
Change in fair value through profit & loss	-	293,695	-	132,895
Foreign exchange difference	-	114,785	-	(24,491)
	397	1,491,281	397	1,082,801